UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series
FFI Government Fund FFI Institutional Fund FFI Institutional Tax-Exempt Fund FFI Premier Institutional Fund FFI Select Institutional Fund FFI Treasury Fund
Master Institutional Money Market LLC
Master Institutional Portfolio Master Institutional Tax-Exempt Portfolio Master Premier Institutional Portfolio
Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes (a):
0.07%, 10/01/14	$3,000	$2,999,644
0.07%, 11/19/14	10,000	9,997,922
0.08%, 11/26/14	6,200	6,198,388
0.09%, 1/05/15	31,131	31,118,781
0.10%, 1/20/15	28,875	28,861,894
Fannie Mae Variable Rate Notes (b):
0.12%, 2/27/15	15,000	14,997,830
0.13%, 8/05/15	11,000	10,997,740
Federal Farm Credit Bank, 0.17%, 9/17/14	9,970	9,969,841
Federal Farm Credit Bank Discount Notes (a):
0.15%, 9/12/14	5,492	5,491,039
0.15%, 10/07/14	5,600	5,598,437
0.16%, 10/27/14	5,480	5,477,881
0.12%, 12/22/14	5,312	5,309,468
0.09%, 1/08/15	2,675	2,673,930
0.09%, 1/14/15	2,670	2,668,892
0.09%, 2/17/15	2,670	2,668,665
0.10%, 2/17/15	12,935	12,927,814
Federal Farm Credit Bank Variable Rate Notes (b):
0.11%, 4/06/15	1,925	1,925,011
0.18%, 6/26/15	8,000	8,005,537
0.15%, 2/26/16	16,564	16,563,353
Federal Home Loan Bank:
0.10%, 8/06/14	10,080	10,079,978
0.16%, 10/10/14	8,400	8,399,800
0.08%, 10/23/14	8,000	7,999,884
0.08%, 10/24/14	8,000	7,999,882
0.08%, 1/02/15	6,825	6,824,219
0.11%, 1/07/15	5,170	5,170,177
0.09%, 1/14/15	23,210	23,208,186
0.25%, 1/16/15	4,790	4,793,127
0.09%, 1/20/15	14,170	14,169,206
0.13%, 4/02/15	17,015	17,010,386
0.21%, 8/28/15	12,015	12,014,354
Federal Home Loan Bank Discount Notes (a):
0.11%, 8/12/14	18,800	18,799,368
0.14%, 9/17/14	36,700	36,693,292
0.08%, 10/22/14	10,200	10,198,164
0.09%, 1/07/15	5,100	5,097,973
0.09%, 1/23/15	2,218	2,217,030
0.09%, 1/26/15	18,025	18,016,979
Federal Home Loan Bank Variable Rate Notes (b):
0.08%, 8/22/14	50,000	49,999,153
0.11%, 12/19/14	12,500	12,499,515
0.10%, 1/20/15	21,920	21,920,000
0.11%, 4/02/15	11,000	10,999,814
0.14%, 7/16/15	10,000	10,000,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (b) (concluded):
0.14%, 11/25/15	$8,680	$8,678,842
0.12%, 12/09/15	11,000	10,997,302
0.14%, 12/11/15	9,000	8,998,751
0.13%, 5/20/16	10,000	9,997,238
0.13%, 5/27/16	10,700	10,697,042
Federal Home Loan Mortgage Corp., 1.00%, 8/27/14	27,070	27,087,127
Freddie Mac Discount Notes (a):
0.13%, 8/05/14	5,000	4,999,928
0.07%, 10/06/14	1,600	1,599,795
0.07%, 10/14/14	2,660	2,659,617
0.15%, 10/20/14	17,250	17,244,097
0.10%, 10/28/14	20,000	19,995,111
0.15%, 11/04/14	4,785	4,783,106
0.08%, 11/14/14	1,455	1,454,682
0.09%, 1/14/15	22,820	22,810,530
0.09%, 1/16/15	30,859	30,846,039
0.12%, 1/16/15	5,500	5,496,920
0.12%, 1/16/15	10,624	10,618,050
0.09%, 1/26/15	3,900	3,898,264
0.09%, 1/27/15	10,085	10,080,487
Freddie Mac Variable Rate Notes (b):
0.13%, 10/16/15	6,100	6,100,000
0.15%, 11/25/15	15,000	15,000,000
Total U.S. Government Sponsored Agency Obligations — 53.4%		732,605,482

U.S. Treasury Obligations
U.S. Treasury Bills, 0.13%, 4/02/15 (a)	15,000	14,986,784
U.S. Treasury Notes, 0.25%, 1/31/15	8,694	8,698,880
Total U.S. Treasury Obligations — 1.7%		23,685,664

Repurchase Agreements
Barclays Capital, Inc., 0.07%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $6,000,012, collateralized by a U.S. Treasury Obligation, 2.25%, due 7/31/21, original par and fair value of $6,116,200 and $6,120,023, respectively)	6,000	6,000,000
Total Value of Barclays Capital, Inc. (collateral value of $6,120,023)		6,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	1

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $25,000,063, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% — 6.44%, due 4/16/40 — 6/20/44, original par and fair values of $149,719,875 and $27,099,361, respectively)	$25,000	$25,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $27,099,361)		25,000,000
Citigroup Global Markets, Inc., 0.07%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $50,000,097, collateralized by various U.S. Treasury Obligations, 0.00% — 8.50%, due 7/15/15 — 4/15/28, original par and fair values of $46,309,840 and $51,000,024, respectively)	50,000	50,000,000
Citigroup Global Markets, Inc., 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $20,000,050, collateralized by various U.S. Government Sponsored Agency Obligations and a U.S. Treasury Obligation, 1.38% — 5.00%, due 11/01/24 — 6/01/44, original par and fair values of $27,505,997 and $20,599,569, respectively)	20,000	20,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $71,599,593)		70,000,000
Credit Suisse Securities (USA) LLC, 0.30%, 9/02/14 (Purchased on 7/02/14 to be repurchased at $19,009,817, collateralized by a U.S. Treasury Obligation, 0.00%, due 2/15/43, original par and fair value of $51,715,000 and $19,380,715, respectively)	19,000	19,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 9/10/14 (Purchased on 6/12/14 to be repurchased at $3,002,475, collateralized by a U.S. Treasury Obligation, 0.00%, due 2/15/43, original par and fair value of $8,170,000 and $3,061,789, respectively)	3,000	3,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $22,442,504)		22,000,000
Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $29,000,073, collateralized by a U.S. Treasury Obligation, 0.38%, due 3/31/16, original par and fair value of $29,557,000 and $29,580,084, respectively)	$29,000	$29,000,000
Deutsche Bank Securities, Inc., 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $50,000,125, collateralized by various U.S. Treasury Obligations, 2.38% — 3.38%, due 10/31/14 — 11/15/19, original par and fair value of $48,144,080 and $51,000,017, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.10%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $30,000,083, collateralized by a U.S. Treasury Obligation, 3.13%, due 2/15/43, original par and fair value of $31,176,200 and $30,600,005, respectively)	30,000	30,000,000
Deutsche Bank Securities, Inc., 0.07%, 8/07/14 (Purchased on 7/14/14 to be repurchased at $31,001,447, collateralized by a U.S. Treasury Obligation, 3.13%, due 2/15/43, original par and fair value of $32,215,500 and $31,620,097, respectively) (c)	31,000	31,000,000
Deutsche Bank Securities, Inc., 0.07%, 8/07/14 (Purchased on 7/21/14 to be repurchased at $33,001,091, collateralized by a U.S. Treasury Obligation, 0.88%, due 9/15/16, original par and fair values of $33,393,900 and $33,660,024, respectively) (c)	33,000	33,000,000
Deutsche Bank Securities, Inc., 0.07%, 8/07/14 (Purchased on 7/22/14 to be repurchased at $36,001,120, collateralized by a U.S. Treasury Obligation, 0.88%, due 9/15/16, original par and fair value of $36,429,700 and $36,720,017, respectively) (c)	36,000	36,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $213,180,244)		209,000,000

2	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.15%, 8/05/14 (Purchased on 7/29/14 to be repurchased at $15,000,438, collateralized by various U.S. Government Agency Obligations, 3.35% — 6.50%, due 4/01/20 — 12/01/43, par and fair values of $57,360,967 and $15,450,000, respectively)	$15,000	$15,000,000
Total Value of Goldman Sachs & Co. (collateral value of $15,450,000)		15,000,000
HSBC Securities (USA), Inc., 0.07%, 8/01/14 (Purchased on 1/27/14 to be repurchased at $75,027,125, collateralized by a U.S. Treasury Obligation, 2.13%, due 8/31/20, original par and fair value of $75,535,000 and $76,502,981, respectively)	75,000	75,000,000
HSBC Securities (USA), Inc., 0.08%, 8/01/14 (Purchased on 1/27/14 to be repurchased at $20,008,267, collateralized by a U.S. Government Sponsored Agency Obligation, 4.50%, due 1/01/43, original par and fair value of $23,140,000 and $20,601,496, respectively)	20,000	20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $97,104,477)		95,000,000
J.P. Morgan Securities LLC, 0.17%, 8/01/14 (Purchased on 5/15/13 to be repurchased at $40,083,678, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00%, due 8/15/42 to 9/15/43, original par and fair values of $60,141,722 and $41,203,258, respectively)	40,000	40,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $41,203,258)		40,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $42,948,084, collateralized by various U.S. Treasury Obligations, 1.38% — 2.75%, due 12/31/18 to 11/15/42, original par and fair values of $45,134,800 and $43,807,007, respectively)	42,948	42,948,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $28,000,070, collateralized by various U.S. Government Sponsored Agency Obligations, 1.63% — 6.46%, due 4/20/37 to 2/20/64, original par and fair values of $207,726,427 and $29,299,859, respectively)	$28,000	$28,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $73,106,866)		70,948,000
Morgan Stanley & Co. LLC, 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $25,000,063, collateralized by various U.S. Government Sponsored Agency Obligations and a U.S. Treasury Obligation, 0.00% — 7.50%, due 2/28/15 to 7/15/43, original par and fair values of $26,794,839 and $25,500,000, respectively)	25,000	25,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $25,500,000)		25,000,000
TD Securities (USA) LLC, 0.08%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $20,000,044, collateralized by a U.S. Treasury Obligation, 9.13%, due 5/15/18, original par and fair value of $15,605,700 and $20,400,053, respectively)	20,000	20,000,000
Total Value of TD Securities (USA) LLC (collateral value of $20,400,053)		20,000,000
Wells Fargo Securities, LLC, 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $19,000,048, collateralized by various U.S. Treasury Obligations, 2.25% — 2.63%, due 1/31/15 to 11/15/20, original par and fair values of $19,052,600 and $19,380,085, respectively)	19,000	19,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $19,380,085)		19,000,000
Total Repurchase Agreements — 44.9%		$616,948,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	3

Schedule of Investments (concluded)	FFI Government Fund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $1,373,239,146*) — 100.0%	1,373,239,146
Other Assets Less Liabilities — 0.0%	261,356

Net Assets — 100.0%	$1,373,500,502

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,373,239,146	—	$1,373,239,146

[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash in the amount of $13,436 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2014.

4	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014

Schedule of Investments July 31, 2014 (Unaudited)	FFI Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Fund of Master Institutional Portfolio	$1,972,406,877
Total Investments (Cost — $1,972,406,877) — 100.0%	1,972,406,877
Liabilities in Excess of Other Assets — (0.0)%	(256,217)

Net Assets — 100.0%	$1,972,150,660

FFI Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,972,406,877 and 47.7%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of July 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2014.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	1

Schedule of Investments July 31, 2014 (Unaudited)	FFI Institutional Tax-Exempt Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Tax-Exempt Fund of Master Institutional Tax-Exempt Portfolio	$1,225,692,838
Total Investments (Cost — $1,225,691,668) — 100.0%	1,225,692,838
Liabilities in Excess of Other Assets — (0.0)%	(39,931)

Net Assets — 100.0%	$1,225,652,907

FFI Institutional Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Tax-Exempt Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,225,692,838 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of July 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2014.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	1

Schedule of Investments July 31, 2014 (Unaudited)	FFI Premier Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Premier Institutional Fund of Master Premier Institutional Portfolio	$5,793,805,188
Total Investments (Cost — $5,793,805,188) — 100.0%	5,793,805,188
Liabilities in Excess of Other Assets — (0.0)%	(571,141)

Net Assets — 100.0%	$5,793,234,047

FFI Premier Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Premier Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $5,793,805,188 and 100.0%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of July 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2014.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	1

Schedule of Investments July 31, 2014 (Unaudited)	FFI Select Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Select Institutional Fund of Master Institutional Portfolio	$2,165,692,575
Total Investments (Cost — $2,165,692,690) — 100.8%	2,165,692,575
Liabilities in Excess of Other Assets — (0.8)%	(18,167,093)

Net Assets — 100.0%	$2,147,525,482

FFI Select Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,165,692,575 and 52.3%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of July 31, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended July 31, 2014.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	1

Schedule of Investments July 31, 2014 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.03%, 8/07/14	$10,840	$10,839,955
0.00% — 0.03%, 8/14/14	163,228	163,226,435
0.02% — 0.03%, 8/21/14	206,457	206,453,821
0.03%, 8/28/14	202,110	202,104,698
0.04%, 9/04/14	133,000	132,994,976
0.04% — 0.09%, 9/11/14	156,000	155,989,016
0.04%, 9/18/14	81,468	81,463,655
0.04%, 10/02/14	75,000	74,995,156
0.03%, 10/09/14	163,000	162,990,627
0.06%, 10/16/14	135,000	134,991,450
0.03%, 10/23/14	125,000	124,991,354
0.03%, 10/30/14	83,000	82,993,152
0.06%, 1/02/15	15,000	14,995,990
0.06%, 1/08/15	20,000	19,994,444

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.50%, 8/15/14	$10,000	$10,001,778
2.38%, 8/31/14	30,875	30,933,259
0.25%, 9/15/14	48,000	48,011,971
0.25%, 9/30/14	32,900	32,910,190
0.50%, 10/15/14	71,635	71,698,964
0.25%, 10/31/14	25,000	25,011,660
0.25%, 11/30/14	70,825	70,866,204
0.07%, 1/31/16 (b)	27,953	27,943,488
0.09%, 4/30/16 (b)	41,797	41,797,072
Total Investments (Cost — $1,928,199,315*) — 100.0%		1,928,199,315
Other Assets Less Liabilities — 0.0%		506,777

Net Assets — 100.0%		$1,928,706,092

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$1,928,199,315	—	$1,928,199,315

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	1

Schedule of Investments (concluded)	FFI Treasury Fund

The fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash of $710 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2014.

2	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014

Schedule of Investments July 31, 2014 (Unaudited)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit (a)	Par (000)	Value
Yankee — 32.6%
Bank of Montreal, Chicago:
0.21%, 8/12/14	$45,000	$45,000,000
0.23%, 9/05/14 (b)	65,000	65,000,423
0.20%, 1/08/15 (b)	15,000	15,001,393
0.21%, 1/12/15	35,000	35,000,000
Bank of Nova Scotia, Houston (b):
0.28%, 8/08/14	40,000	40,000,000
0.26%, 11/06/14	10,000	10,000,000
0.20%, 2/06/15	40,000	40,000,000
Canadian Imperial Bank of Commerce, NY (b):
0.22%, 8/08/14	24,000	24,000,000
0.22%, 6/17/15	20,000	20,000,000
Credit Industriel et Commercial, NY:
0.32%, 10/14/14	15,000	15,000,000
0.32%, 11/17/14	7,000	7,000,000
0.30%, 1/02/15	15,000	15,000,000
0.30%, 1/15/15	15,000	15,000,000
Deutsche Bank AG, NY, 0.31%, 8/22/14 (b)	17,000	17,000,000
KBC Bank NV, 0.13%, 8/07/14	40,000	40,000,000
Mitsubishi UFJ Trust and Banking Corp.:
0.20%, 10/15/14	50,000	50,000,000
0.25%, 12/12/14	22,000	22,000,000
Mizuho Bank Ltd., NY:
0.22%, 9/02/14	25,000	25,000,000
0.20%, 9/16/14	40,000	40,000,000
National Australia Bank Ltd., NY (b):
0.24%, 8/08/14	30,000	30,000,000
0.22%, 7/24/15	20,000	20,000,000
National Bank of Canada, NY:
0.26%, 12/19/14	16,500	16,500,000
0.26%, 4/24/15 (b)	22,000	22,000,000
Nordea Bank Finland PLC, NY, 0.24%, 2/17/15	25,000	25,000,000
Norinchukin Bank, NY, 0.10%, 8/06/14	90,000	90,000,000
Rabobank Nederland NV, NY (b):
0.22%, 2/09/15	5,400	5,400,000
0.28%, 4/14/15	16,000	16,000,000
Royal Bank of Canada, NY (b):
0.28%, 10/10/14	20,000	20,000,000
0.26%, 10/31/14	16,000	16,000,000
0.26%, 12/05/14	15,000	15,000,000
0.26%, 12/11/14	15,000	15,000,000
0.26%, 1/13/15	23,000	23,000,000
Societe Generale, NY, 0.33%, 9/19/14 (b)(c)	51,000	51,000,000

Certificates of Deposit (a)	Par (000)	Value
Yankee (concluded)
Sumitomo Mitsui Banking Corp., NY:
0.21%, 9/10/14	$50,000	$50,000,000
0.23%, 10/10/14 (b)	10,000	10,000,000
0.25%, 10/14/14	25,000	25,000,000
0.25%, 1/02/15	17,000	17,000,000
0.27%, 1/16/15	15,000	14,998,600
Sumitomo Mitsui Trust Bank Ltd.:
0.21%, 8/29/14	50,000	50,000,000
0.22%, 9/02/14	50,000	50,000,000
0.22%, 11/21/14	25,000	25,000,000
Toronto-Dominion Bank, NY:
0.25%, 8/12/14	50,000	50,000,000
0.24%, 9/04/14	25,000	25,000,000
0.25%, 11/06/14	16,000	16,000,000
0.23%, 4/15/15 (b)	10,000	10,000,000
UBS AG, Stamford, 0.23%, 3/05/15 (b)(c)	20,000	20,000,000
Wells Fargo Bank NA (b):
0.26%, 2/17/15	25,000	25,000,000
0.24%, 7/01/15	20,000	20,000,000
0.24%, 7/10/15	25,000	25,000,000
Westpac Banking Corp., NY, 0.22%, 8/08/14 (b)	11,500	11,500,001
Total Certificates of Deposit — 32.6%		1,349,400,417

Commercial Paper
Antalis US Funding Corp., 0.23%, 8/08/14 (d)(e)	19,700	19,699,119
ASB Finance Ltd., 0.22%, 2/19/15 (b)	10,000	10,000,000
Australia & New Zealand Banking Group Ltd. (b):
0.22%, 11/26/14	30,000	30,000,000
0.23%, 3/05/15	11,000	11,000,000
Bank of Nederlandse Gemeenten (e):
0.21%, 12/01/14	55,000	54,960,858
0.21%, 2/13/15 (d)	19,000	18,978,277
Barclays Bank PLC, 0.66%, 12/10/14 (b)(d)	50,000	50,000,000
Bedford Row Funding Corp. (e):
0.33%, 10/09/14	7,000	6,995,573
0.25%, 11/05/14	10,000	9,993,333
0.26%, 4/14/15	15,000	14,972,267
Cafco LLC, 0.24%, 1/05/15 (e)	25,000	24,973,833
Caisse des Depots et Consignations (e):
0.17%, 10/17/14	25,000	24,990,910
0.20%, 11/18/14	40,000	39,975,778
0.20%, 12/10/14	35,000	34,974,528

MASTER INSTITUTIONAL MONEY MARKET LLC	JULY 31, 2014	1

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Caisse des Depots et Consignations (e) (concluded):
0.21%, 2/03/15	$25,000	$24,972,875
0.22%, 2/13/15	15,000	14,982,033
Cancara Asset Securitisation LLC, 0.09%, 8/01/14 (d)(e)	30,000	30,000,000
Collateralized Commercial Paper Co. LLC (e):
0.27%, 10/31/14	25,000	24,982,937
0.29%, 2/20/15	20,000	19,967,294
Commonwealth Bank of Australia (b):
0.22%, 11/17/14	12,000	12,000,000
0.23%, 11/20/14	12,000	12,000,000
0.22%, 2/06/15	28,000	28,000,000
0.23%, 5/11/15 (d)	18,500	18,500,000
CPPIB Capital, Inc., 0.30%, 2/09/15 (e)	27,000	26,956,800
DNB Bank ASA, 0.24%, 11/12/14 (d)(e)	13,250	13,240,902
HSBC Bank PLC (b):
0.22%, 8/05/14	29,400	29,400,136
0.25%, 9/09/14 (d)	27,000	27,000,000
0.25%, 9/10/14	10,000	10,000,000
0.22%, 5/08/15	15,000	15,000,000
0.23%, 7/08/15 (d)	12,000	12,000,000
ING US Funding LLC, 0.23%, 11/03/14 (e)	30,000	29,981,983
Kells Funding LLC:
0.22%, 10/14/14 (b)	12,000	12,000,461
0.24%, 10/22/14 (b)(d)	50,000	50,000,000
0.27%, 10/27/14 (e)	40,000	39,973,900
0.24%, 1/09/15 (b)(d)	20,000	20,000,000
0.23%, 4/29/15 (b)	15,000	15,000,000
Macquarie Bank Ltd. (e):
0.28%, 8/19/14	20,000	19,997,200
0.26%, 10/09/14	14,000	13,993,023
0.30%, 10/21/14	8,000	7,994,600
Mizuho Funding LLC, 0.22%, 8/15/14 (e)	18,000	17,998,495
Mont Blanc Capital Corp., 0.22%, 9/09/14 (e)	13,000	12,996,902
National Australia Funding, 0.22%, 3/10/15 (b)(d)	20,000	20,000,000
Nederlandse Waterschapsbank NV (b):
0.24%, 11/03/14	25,000	25,000,000
0.24%, 12/05/14	20,000	20,000,000
0.22%, 7/09/15	15,000	15,000,000
Nordea Bank AB, 0.21%, 1/13/15 (e)	25,000	24,976,510
Old Line Funding LLC, 0.22%, 1/16/15 (e)	15,000	14,984,600

Commercial Paper	Par (000)	Value
Oversea-Chinese Banking Corp. Ltd. (e):
0.22%, 8/21/14	$40,000	$39,995,111
0.24%, 9/10/14	15,000	14,996,000
0.24%, 10/08/14	16,500	16,492,520
Rabobank USA Financial Corp., 0.22%, 2/17/15 (e)	20,000	19,975,556
Sheffield Receivable Corp., 0.25%, 8/19/14 (e)	35,000	34,995,625
Skandinaviska Enskilda Banken AB, 0.25%, 10/14/14 (e)	14,840	14,832,374
Starbird Funding Corp., 0.10%, 8/01/14 (d)(e)	55,000	55,000,000
Sumitomo Mitsui Banking Corp., 0.21%, 8/05/14 (e)	30,000	29,999,300
United Overseas Bank Ltd. (e):
0.20%, 12/01/14	40,000	39,972,889
0.23%, 1/22/15 (d)	15,000	14,983,325
Westpac Banking Corp.:
0.30%, 1/02/15 (e)	60,000	59,923,000
0.22%, 4/09/15 (b)(d)	23,000	23,000,000
Working Capital Management Co., 0.12%, 8/04/14 (e)	34,000	33,999,660
Total Commercial Paper — 34.5%		1,428,580,487

Corporate Notes
Bank of Nova Scotia, 0.26%, 1/12/15	5,577	5,616,685
National Australia Bank Ltd.:
0.31%, 3/02/15 (d)	10,000	10,199,983
0.36%, 3/09/15	17,400	17,573,338
Nordea Bank AB, 0.29%, 11/13/14 (d)	24,025	24,258,390
Svenska Handelsbanken AB, 0.28%, 1/15/15 (b)(d)	40,200	40,200,000
Total Corporate Notes — 2.4%		97,848,396

Municipal Bonds (c)
County of Clark Nevada, Refunding RB, VRDN, Las Vegas McCarran International Airport, Series F-2 (Union Bank NA LOC), 0.06%, 7/01/22	11,750	11,750,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.06%, 11/15/41	7,870	7,870,000
Total Municipal Bonds — 0.5%		19,620,000

2	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Time Deposits
Barclays Bank PLC, 0.08%, 8/01/14	$42,000	$42,000,000
Credit Agricole Corporate & Investment Bank, 0.09%, 8/01/14	61,000	61,000,000
DNB Bank ASA, 0.05%, 8/01/14	140,000	140,000,000
ING Bank NV (Amsterdam), 0.10%, 8/04/14	47,000	47,000,000
Natixis, NY, 0.08%, 8/01/14	150,000	150,000,000
Total Time Deposits — 10.6%		440,000,000

U.S. Government Sponsored Agency Obligations — 0.2%
Federal Farm Credit Bank, 0.14%, 12/10/15 (b)	10,000	10,008,320

U.S. Treasury Obligations
U.S. Treasury Bills (e):
0.12%, 3/05/15	25,000	24,982,000
0.11%, 6/25/15	12,000	11,987,645
Total U.S. Treasury Obligations — 0.9%		36,969,645

Repurchase Agreements
Bank of New York Mellon, 0.05%, 8/01/14, (Purchased on 7/31/14 to be repurchased at $300,000,417, collateralized by a U.S. Treasury Obligation, 3.63% due 2/15/21, original par and fair values of $270,332,100 and $300,000,488 respectively)	300,000	300,000,000
Total Value of Bank of New York Mellon (collateral value of $300,000,488 )		300,000,000
Citigroup Global Markets, Inc., 0.07%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $25,000,049, collateralized by various U.S. Treasury Obligations, 0.00% to 8.50%, due 7/15/15 to 4/15/28, original par and fair values of $23,154,920 and $25,500,012 respectively)	25,000	25,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $25,500,012)		25,000,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.13%, 8/01/14 (Purchased on 7/18/14 to be repurchased at $4,000,202, collateralized by a Corporate/Debt Obligation, 1.03% due 7/14/21, original par and fair values of $4,515,000 and $4,283,483)	$4,000	$4,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 8/04/14 (Purchased on 4/30/14 to be repurchased at $10,008,800, collateralized by various U.S. Government Sponsored Agency Obligations, 1.45% to 5.00%, due 3/20/40 to 10/20/60, original par and fair values of $207,842,156 and $11,100,180, respectively)	10,000	10,000,000
Credit Suisse Securities (USA) LLC, 0.51%, 9/04/14 (Purchased on 3/7/14 to be repurchased at $25,064,104, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 5.50%, due 1/16/33 to 6/16/53, original par and fair values of $29,442,000 and $27,391,455, respectively) (c)	25,000	25,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $42,775,118 )		39,000,000
Deutsche Bank AG, New York, 0.39%, 8/07/14 (Purchased on 6/27/14 to be repurchased at $53,023,541, collateralized by various Corporate/Debt Obligations, 4.50% to 7.45%, due 2/15/17 to 4/15/20, original par and fair values of $58,582,341 and $60,950,000, respectively) (c)	53,000	53,000,000
Deutsche Bank Securities, Inc., 0.09%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $25,000,063, collateralized by various U.S. Treasury Obligations, 2.38% to 3.38%, due 10/31/14 to 11/15/19, original par and fair values of $24,072,040 and $25,500,008, respectively) (c)(d)	25,000	25,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	3

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.18%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $17,000,085, collateralized by a Corporate/Debt Obligation, 0.00% due 12/23/10, original par and fair values of $17,858,667 and $17,850,000, respectively) (c)	$17,000	$17,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $104,300,008)		95,000,000
HSBC Securities (USA) Inc., 0.18%, 8/01/14 (Purchased on 5/09/14 to be repurchased at $25,010,500, collateralized by a Corporate/Debt Obligation, 7.75% due 2/15/21, original par and fair values of $24,955,000 and $26,753,147, respectively)	25,000	25,000,000
Total Value of HSBC Securities (USA) Inc., (collateral value of $26,753,147)		25,000,000
J.P. Morgan Securities LLC, 0.14%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $25,000,097, collateralized by various Corporate/Debt Obligations, 0.00% to 0.93%, due 8/06/14 to 3/10/15, original par and fair values of $26,154,000 and $26,254,206, respectively)	25,000	25,000,000
J.P. Morgan Securities LLC, 0.53%, 8/18/14 (Purchased on 5/20/14 to be repurchased at $45,309,956, collateralized by various Corporate/Debt Obligations, 0.45% to 8.25%, due 12/01/14 to 5/15/64, original par and fair values of $44,551,721 and $48,421,997, respectively)	45,250	45,250,000
J.P. Morgan Securities LLC, 0.49%, 10/30/14 (Purchased on 5/23/14 to be repurchased at $30,065,333, collateralized by various Corporate/Debt Obligations, 0.00% to 7.25%, due 9/15/14 to 11/15/67, original par and fair values of $36,005,057 and $31,500,174, respectively) (c)	30,000	30,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.49%, 10/30/14 (Purchased on 7/15/14 to be repurchased at $12,017,477, collateralized by various Corporate/Debt Obligations, 0.60% to 7.25%, due 2/13/15 to 3/15/43, original par and fair values of $11,581,136 and $12,602,317, respectively) (c)	$12,000	$12,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $118,778,694 )		112,250,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, 8/01/14 (Purchased on 7/15/14 to be repurchased at $7,000,035, collateralized by a Corporate/Debt Obligation, 0.00% due 8/04/14, original par and fair values of $7,350,205 and $7,350,001, respectively)	7,000	7,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $7,350,001)		7,000,000
RBC Capital Markets LLC, 0.14%, 8/01/14 (Purchased on 3/28/14 to be repurchased at $7,003,430, collateralized by various Corporate/Debt Obligations, 0.00%, due 8/18/14 to 9/19/14, original par and fair values of $7,352,737 and $7,350,000, respectively)	7,000	7,000,000
RBC Capital Markets, LLC, 0.16%, 8/01/14 (Purchased on 6/12/14 to be repurchased at $27,006,000, collateralized by various Corporate/Debt Obligations, 1.60% to 8.50%, due 9/14/16 to 6/15/43, original par and fair values of $23,311,480 and $28,350,000, respectively)	27,000	27,000,000
RBC Capital Markets, LLC, 0.13%, 8/01/14, (Purchased on 7/31/14 to be repurchased at $24,000,087, collateralized by various Corporate/Debt Obligations, 0.00% to 8.88%, due 9/28/15 to 5/06/44, original par and fair values of $23,703,556 and $25,200,000, respectively)	24,000	24,000,000
Total Value of RBC Capital Markets, LLC (collateral value of $60,900,000)		58,000,000

4	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.30%, 8/01/14 (Purchased on 12/17/13 to be repurchased at $7,013,242, collateralized by various Corporate/Debt Obligations, 0.56% to 9.25%, due 9/15/14 to 10/01/77, original par and fair values of $7,146,504 and $7,446,074, respectively)	$7,000	$7,000,000
SG Americas Securities LLC, 0.32%, 8/01/14 (Purchased on 2/07/14 to be repurchased at $14,021,778, collateralized by various Corporate/Debt Obligations, 2.30% to 14.50%, due 1/15/15 to 10/01/77, original par and fair values of $15,670,229 and $16,666,639, respectively)	14,000	14,000,000
Total Value of SG Americas Securities LLC (collateral value of $24,112,713)		21,000,000
UBS Securities LLC, 0.24%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $50,000,333, collateralized by various Corporate/Debt Obligations, 0.00% to 11.25%, due 7/15/16 to 11/01/47, original par and fair values of $67,856,768 and $57,717,062, respectively)	50,000	50,000,000
Total Value of UBS Securities LLC, (collateral value of $57,717,062)		50,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.23%, 8/01/14 (Purchased on 9/20/13 to be repurchased at $17,034,213, collateralized by various Corporate/Debt Obligations, 3.70% to 5.45%, due 7/15/20 to 5/15/24, original par and fair values of $16,985,771 and $17,850,000, respectively)	$17,000	$17,000,000
Wells Fargo Securities, LLC, 0.48%, 9/16/14, (Purchased on 7/15/14 to be repurchased at $5,004,200, collateralized by a Corporate/Debt Obligation, 0.00% due 8/15/14, original par and fair values of $5,250,495 and $5,250,000, respectively)	5,000	5,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $23,100,000)		22,000,000
Total Repurchase Agreements — 18.2%		754,250,000
Total Investments (Cost — $4,136,677,265*) — 100.0%		4,136,677,265
Other Assets Less Liabilities — 0.0%		1,422,187

Net Assets — 100.0%		$4,138,099,452

Notes to Schedule of Investments

*	Cost for federal income tax purposes

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

Portfolio Abbreviations

LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	5

Schedule of Investments (concluded)	Master Institutional Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$4,136,677,265	—	$4,136,677,265

[1] See above Schedule of Investments for values in each security type.

6	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014

Schedule of Investments July 31, 2014 (Unaudited)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
Alabama Federal and Highway Finance Authority, RB, VRDN, FLOATS, Series 2W (Barclays Bank PLC SBPA), 0.11%, 8/07/14 (a)(b)(c)	$1,600	$1,600,000
City of Birmingham Alabama Commercial Development Authority, RB, VRDN, FLOATS, Series 4WX (Barclays Bank PLC SBPA), 0.08%, 8/07/14 (a)(b)(c)	10,000	10,000,000

		11,600,000
Arizona — 1.3%
City of Phoenix Arizona, ARB, TECP, 0.08%, 10/01/14	8,100	8,100,000
City of Phoenix Industrial Development Authority, RB, VRDN, Series B (Wells Fargo Bank NA SBPA), 0.04%, 8/01/14 (a)	7,000	7,000,000
City of Tucson AZ Water System Revenue, Refunding RB, Series A, 3.00%, 7/01/15	1,200	1,231,058

		16,331,058
Arkansas — 1.6%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.14%, 8/07/14 (a)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, S/F Housing, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.14%, 8/07/14 (a)	14,285	14,285,000

		19,150,000
California — 4.4%
California Health Facilities Financing Authority, RB, VRDN, P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.07%, 8/07/14 (a)(b)(c)	7,940	7,940,000

Municipal Bonds	Par (000)	Value
California (concluded)
California Pollution Control Financing Authority, RB, VRDN, Air Products & Chemicals, Inc., Series B, 0.06%, 8/01/14 (a)	$5,300	$5,300,000
California State Health Facilities Financing Authority, RB, RBC Municipal Products, Inc. Trust, VRDN, FLOATS, Series E-21 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 8/07/14 (a)(b)(c)	4,100	4,100,000
California State University, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Class A (AGM) (Citibank NA SBPA), 0.07%, 8/07/14 (a)(b)(c)	8,775	8,775,000
City of Los Angeles California Wastewater System, TECP, 0.09%, 12/17/14	12,210	12,210,000
County of Los Angeles California Schools, RB:
Series B-3, 2.00%, 12/31/14	2,800	2,821,677
Series B-4, 2.00%, 12/31/14	5,000	5,038,517
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-2 (US Bank NA SBPA), 0.04%, 8/07/14 (a)	4,090	4,090,000
State of California Public Works Board, Deutsche Bank SPEARS/LIFERS Trust, LRB, VRDN, Series 1297 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 8/07/14 (a)(b)(c)	3,345	3,345,000

		53,620,194
Colorado — 2.2%
Colorado Educational & Cultural Facilities Authority, RB, VRDN (Deutsche Bank AG LOC), 0.06%, 8/07/14 (a)	4,030	4,030,000
Regional Transportation District, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, Series 1341 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.12%, 8/07/14 (a)(b)(c)	16,930	16,930,000
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.10%, 8/07/14 (a)	4,090	4,090,000

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Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
State of Colorado Health Facilities Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1315 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 8/07/14 (a)(b)(c)	$2,550	$2,550,000

		27,600,000
Connecticut — 4.1%
Borough of Naugatuck Connecticut, GO, BAN, 1.00%, 3/17/15	6,000	6,032,359
City of Danbury Connecticut, GO, Refunding, 1.00%, 7/23/15	8,775	8,850,215
City of Milford Connecticut, GO, BAN, Lot B, 1.00%, 11/10/14	4,031	4,040,118
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
Sub-Series A-1 (JPMorgan Chase Bank NA SBPA), 0.09%, 8/01/14	3,600	3,600,000
Sub-Series B-6 (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.08%, 8/07/14	7,000	7,000,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.05%, 8/07/14 (a)	3,200	3,200,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, Yale University, Series T-2, 0.04%, 8/07/14 (a)	9,500	9,500,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, FLOATS, Series 1884 (Wells Fargo Bank NA SBPA), 0.06%, 8/07/14 (a)(c)	1,700	1,700,000
State of Connecticut, GO, Series A, 1.50%, 3/01/15	4,500	4,535,859
Town of Bethel, GO, Refunding, 1.00%, 11/20/14	1,780	1,784,773

		50,243,324
District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (AGM) (Citibank NA SBPA), 0.09%, 8/07/14 (a)(b)(c)	2,100	2,100,000

Municipal Bonds	Par (000)	Value
Florida — 1.0%
County of Collier Florida, Refunding RB, 5.00%, 10/01/14 (d)	$1,000	$1,008,090
County of Miami-Dade Florida, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.06%, 8/07/14 (a)	4,500	4,500,000
County of Miami-Dade Florida Expressway Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1339 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 8/07/14 (a)(b)(c)	2,590	2,590,000
Jacksonville Housing Finance Authority, HRB, VRDN, M/F Housing, Hartwood Apartments, AMT (Federal Home Loan Mortgage Corp. LOC), 0.08%, 8/07/14 (a)	300	300,000
State of Florida, GO, Refunding:
Series A, 5.00%, 1/01/15	800	816,187
Series B, 5.00%, 1/01/15	2,805	2,861,995
Series C, 5.00%, 6/01/15	280	291,224

		12,367,496
Georgia — 0.1%
County of Muscogee Georgia School District, GO, 3.00%, 12/01/14	100	100,930
County of Richmond Georgia Board of Education, GO, 5.00%, 10/01/14	670	675,328
State of Georgia, GO, 5.00%, 10/01/14	400	403,246

		1,179,504
Hawaii — 0.1%
State of Hawaii, 2.00%, 1/01/15 (e)	960	966,864
Illinois — 1.2%
City of Chicago Illinois, RB, VRDN, Groot Industries, Inc. Project, AMT (JPMorgan Chase Bank NA LOC), 0.32%, 8/07/14 (a)	800	800,000
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series 494 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.15%, 8/07/14 (a)(b)(c)	4,250	4,250,000

2	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Educational Facilities Authority, Refunding RB, University of Chicago, Series B-3, 0.16%, 3/12/15 (a)	$4,600	$4,600,000
Illinois Housing Development Authority, Refunding RB, VRDN, Lakeshore Plaza (JPMorgan Chase Bank NA LOC), 0.07%, 8/07/14 (a)	4,470	4,470,000

		14,120,000
Indiana — 1.4%
Indiana Finance Authority, RB, VRDN, Lease Appropriation, Stadium Project, Series A-2 (JPMorgan Chase Bank SBPA), 0.08%, 8/01/14 (a)	10,200	10,200,000
Indiana Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1325 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 8/07/14 (a)(b)(c)	4,760	4,760,000
Purdue University, RB, Series A, VRDN, 0.06%, 8/07/14 (a)	1,820	1,820,000

		16,780,000
Iowa — 5.2%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.15%, 8/07/14 (a)	63,600	63,600,000
Kansas — 2.4%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.11%, 8/07/14 (a)	1,690	1,690,000
City of Wichita Kansas, GO, Series 260, 0.19%, 10/15/14	12,135	12,135,000
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.11%, 8/07/14 (a)(b)(c)	1,955	1,955,000

Municipal Bonds	Par (000)	Value
Kansas (concluded)
State of Kansas Department of Transportation, Refunding RB, VRDN, Series C-2 (JPMorgan Chase Bank NA SBPA), 0.06%, 8/07/14 (a)	$13,340	$13,340,000

		29,120,000
Kentucky — 0.6%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (JPMorgan Chase Bank NA LOC), 0.18%, 8/07/14 (a)	1,775	1,775,000
County of Louisville & Jefferson Kentucky Metropolitan Sewer District, Refunding RB, Subordinated BAN, 2.00%, 11/26/14	5,400	5,427,928

		7,202,928
Louisiana — 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (a):
0.18%, 8/07/14	10,000	10,000,000
0.18%, 8/07/14	4,000	4,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project (a):
0.05%, 8/07/14	18,800	18,800,000
Series C, 0.04%, 8/01/14	8,000	8,000,000
Parish of Bossier Louisiana School Board, GO, 4.00%, 3/01/15	1,390	1,420,952

		42,220,952
Maryland — 3.7%
Country of Anne Arundel Maryland, GO, Refunding, 5.00%, 3/01/15	700	719,745
County of Baltimore Maryland, GO, Refunding, 5.00%, 8/01/14	2,820	2,820,000
County of Montgomery Maryland, Refunding RB, VRDN, Riverwood Village, Inc. Project (Manufacturers & Traders LOC), 0.08%, 8/07/14 (a)	26,130	26,130,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	3

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (a):
Conservit, Inc. Facility, 0.21%, 8/07/14	$3,155	$3,155,000
Homewood Williamsport Facility, 0.11%, 8/07/14	6,335	6,335,000
County of Worcester Maryland, GO, 5.00%, 3/01/15	1,200	1,234,069
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (a):
Gamse Lithographing Co. Facilities, 0.21%, 8/07/14	925	925,000
Linemark Printing Project, 0.26%, 8/07/14	4,555	4,555,000
Maryland State Transportation Authority, RB, 5.25%, 3/01/15	100	102,906

		45,976,720
Massachusetts — 3.8%
City of New Bedford Massachusetts, BAN, 0.75%, 2/06/15	4,855	4,870,085
City of Pittsfield Massachusetts, BAN, 1.00%, 6/26/15	1,980	1,994,066
Commonwealth of Massachusetts, GO, Refunding, Series C, 5.00%, 1/01/15	890	908,113
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.15%, 2/26/15 (a)	5,250	5,250,000
Massachusetts Development Finance Agency, RB, VRDN, Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.05%, 8/07/14 (a)	24,400	24,400,000
Massachusetts Health & Educational Facilities Authority, RB, Amherst College, Series H, 1.00%, 11/03/14 (a)	3,720	3,728,133
Town of East Longmeadow Massachusetts, GO, 1.00%, 6/30/15	500	503,549
Town of Yarmouth Massachusetts, GO, Refunding, 2.00%, 6/01/15	270	274,041
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.15%, 2/26/15 (a)	4,605	4,605,000

		46,532,987

Municipal Bonds	Par (000)	Value
Michigan — 0.7%
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit Group, Series F-7, 0.12%, 2/26/15 (a)	$5,685	$5,685,000
Michigan Strategic Fund, RB, VRDN, Air Products & Chemicals, Inc., 0.06%, 8/01/14 (a)	500	500,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (Bank of America NA LOC), 0.38%, 8/07/14 (a)	1,920	1,920,000
Traverse City Area Public Schools, GO, Refunding, 5.00%, 5/01/15	655	678,448

		8,783,448
Minnesota — 0.4%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 8/07/14 (a)(b)(c)	4,700	4,700,000
State of Minnesota, GO, Refunding, Series F, 4.00%, 8/01/15	100	103,787

		4,803,787
Mississippi — 0.8%
County of Rankin Mississippi School District, GO, Limited Tax Improvement Notes, 2.25%, 8/01/14	500	500,000
Mississippi Business Finance Corp., RB, Series C, VRDN, 0.04%, 8/01/14 (a)	9,320	9,320,000

		9,820,000
Missouri — 0.8%
Missouri State Regional Convention & Sports Complex Authority, Refunding RB, Convention & Sports Facility Project, Series A, 2.00%, 8/15/14	1,700	1,701,138
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.18%, 8/07/14 (a)	8,000	8,000,000

		9,701,138

4	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Multi-State — 0.2%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank International LOC, Rabobank Nederland NV SBPA), 0.16%, 8/07/14 (a)(b)(c)	$2,600	$2,600,000
Nebraska — 0.1%
City of Lincoln, GO, Refunding, 5.00%, 11/15/14	900	912,713
Nevada — 0.3%
County of Clark Nevada, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1283, Highway Improvement Project (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 8/07/14 (a)(b)(c)	3,670	3,670,000
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways, Inc., AMT (Bank of America NA LOC), 0.23%, 8/07/14 (a)	2,400	2,400,000
New Jersey — 2.8%
County of Middlesex New Jersey, GO, 1.00%, 2/15/15	1,040	1,044,754
County of Sussex New Jersey, GO, Refunding, 2.00%, 2/15/15	605	611,015
New Jersey EDA, RB, VRDN, Morris Museum Project (JPMorgan Chase Bank NA LOC), 0.06%, 8/07/14 (a)	3,720	3,720,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN, RWJ Health Care Corp. (TD Bank NA LOC), 0.05%, 8/07/14 (a)	1,475	1,475,000
New Jersey State EDA, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1310 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 8/07/14 (a)(b)(c)	2,140	2,140,000
State of New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, TRAN (JPMorgan Chase Bank NA LOC, JPMorgan Chase Bank NA SBPA), 0.13%, 12/11/14 (a)(b)(c)	24,000	24,000,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Township of Gloucester New Jersey, GO, Refunding, 1.00%, 2/15/15	$500	$501,884
Township of Montclair New Jersey, GO, Refunding, 4.00%, 3/01/15	200	204,400
Township of West Caldwell New Jersey, GO, Refunding, 3.00%, 2/01/15	500	507,046

		34,204,099
New Mexico — 0.2%
City of Albuquerque New Mexico Metropolitan Arroyo Flood Control Authority, GO, 2.00%, 8/01/14	300	300,000
New Mexico Finance Authority, RB, Series A (NPFGC), 5.25%, 6/15/15	2,400	2,506,802

		2,806,802
New York — 12.5%
City of New York New York, GO, VRDN, 0.05%, 8/01/14 (a)	19,100	19,100,000
City of New York New York Industrial Development Agency, RB, VRDN, Korean Air Lines Co. Ltd. Project, AMT (Kookmin Bank LOC) (a):
Series A, 0.14%, 8/07/14	8,000	8,000,000
Series B, 0.14%, 8/07/14	11,800	11,800,000
City of New York New York Trust, Refunding RB, VRDN, Lincoln Center for Performing Arts (JPMorgan Chase Bank NA LOC), 0.05%, 8/01/14 (a)	9,570	9,570,000
City of New York New York Water & Sewer System, Refunding RB, VRDN (a):
FLOATS, Series C (Morgan Stanley Bank SBPA), 0.07%, 8/07/14 (a)(b)(c)	24,565	24,565,000
(Bank of Tokyo - Mitsubishi UFJ Ltd. SBPA), 0.05%, 8/07/14	1,000	1,000,000
2nd General Resolution, Series BB-4 (Wells Fargo Bank NA SBPA), 0.04%, 8/01/14	20,000	20,000,000
2nd General Resolution, Sub-Series AA-4 (Bank of Montreal SBPA), 0.06%, 8/01/14	16,400	16,400,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	5

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State HFA, HRB, VRDN, M/F Housing (a):
175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.05%, 8/07/14	$30,000	$30,000,000
Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.06%, 8/07/14	3,190	3,190,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.11%, 8/07/14 (a)	9,575	9,575,000

		153,200,000
North Carolina — 4.6%
Charlotte Housing Authority North Carolina, RB, VRDN, Stonehaven East Project (Wells Fargo Bank NA LOC), 0.07%, 8/07/14 (a)	4,050	4,050,000
Charlotte-Mecklenburg Hospital Authority, RB, Series A, 5.00%, 1/15/15 (d)	700	715,424
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Carolinas Healthcare System, Series 2011-72, Class C (Wells Fargo Bank NA SBPA), 0.12%, 8/07/14 (a)(b)(c)	1,595	1,595,000
City of Charlotte North Carolina Water & Sewer System, RB, VRDN, Series B (Wells Fargo Bank NA SBPA), 0.05%, 8/07/14 (a)	6,545	6,545,000
City of Charlotte North Carolina Water & Sewer System, Refunding RB, 3.00%, 12/01/14	600	605,751
City of Greensboro North Carolina, GO, Refunding, Series C, 4.00%, 2/01/15	700	713,615

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
City of Raleigh North Carolina, COP, VRDN, Downtown Improvement Project, Series A (Wells Fargo Bank NA SBPA), 0.05%, 8/07/14 (a)	$25,200	$25,200,000
City of Raleigh North Carolina, GO, 4.00%, 2/01/15	500	509,642
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, 0.16%, 2/26/15 (a)	3,720	3,720,000
City of Winston-Salem North Carolina, Refunding RB, Series A, 4.00%, 3/01/15	1,200	1,226,833
County of Buncombe North Carolina Metropolitan Sewerage District, Refunding RB, 4.00%, 7/01/15	800	828,085
County of Guilford North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, National Sherman, AMT (Commerce Bank NA LOC), 0.31%, 8/07/14 (a)	1,600	1,600,000
County of Johnston North Carolina, Refunding RB, 2.00%, 6/01/15	690	700,661
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Window, Series D, 0.16%, 2/26/15 (a)	8,225	8,225,000

		56,235,011
Ohio — 1.1%
City of Cleveland Ohio Airport System, Refunding RB, VRDN, Series D (Bank of America NA LOC), 0.07%, 8/07/14 (a)	885	885,000
County of Hamilton Ohio Hospital Facilities, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1328 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 8/07/14 (a)(b)(c)	2,480	2,480,000
County of Lucas Ohio, GO, Refunding, 1.00%, 7/14/15	1,080	1,088,504
State of Ohio, RB, 5.00%, 12/15/14	200	203,524
State of Ohio Higher Educational Facilities Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA), 0.05%, 8/01/14 (a)	8,810	8,810,000

6	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
State of Ohio Higher Educational Facility Commission, Refunding RB, VRDN, Hospital, Cleveland Clinic, Series B-4, 0.06%, 8/01/14 (a)	$100	$100,000

		13,567,028
Oklahoma — 0.0%
City of Oklahoma City Oklahoma, GO, Refunding, 4.00%, 3/01/15	100	102,235
Pennsylvania — 3.9%
City of Philadelphia Pennsylvania Authority for Industrial Development, RB, VRDN, Girard Estate Aramark Project (JPMorgan Chase Bank NA LOC), 0.11%, 8/07/14 (a)	6,800	6,800,000
City of Philadelphia Pennsylvania Authority for Industrial Development, Refunding RB, VRDN, Liberty Lutheran Services Project (Bank of America NA LOC), 0.06%, 8/07/14 (a)	2,445	2,445,000
County of Bucks Pennsylvania IDA, RB, VRDN, Grand View Hospital, Series A (TD Bank NA LOC), 0.05%, 8/07/14 (a)	9,440	9,440,000
Delaware River Port Authority, Refunding RB, VRDN, Series A (Royal Bank of Canada LOC), 0.05%, 8/07/14 (a)	2,130	2,130,000
Emmaus Pennsylvania General Authority, RB, VRDN, Series 89F, Sub-Series F-24 (U.S. Bank NA LOC), 0.05%, 8/07/14 (a)	1,200	1,200,000
Geisinger Authority, Refunding RB, VRDN, Series C (TD Bank NA SBPA), 0.04%, 8/01/14 (a)	4,050	4,050,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT, 0.10%, 8/07/14 (a)	15,800	15,800,000
School District of Philadelphia Pennsylvania, GO, Refunding, VRDN, Series F (Barclays Bank PLC LOC), 0.05%, 8/07/14 (a)	6,000	6,000,000

		47,865,000
South Carolina — 2.4%
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 4.00%, 2/01/15	200	203,841

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
County of Berkeley South Carolina, GO, Refunding, 5.00%, 3/01/15	$2,700	$2,776,085
County of Richland South Carolina, GO, Series B, 4.00%, 3/01/15	600	613,481
South Carolina EDA, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Bon Secours Health System, Series 1141 (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.11%, 8/07/14 (a)(b)(c)	2,905	2,905,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.21%, 8/07/14 (a)(b)(c)	13,150	13,150,000
South Carolina State Public Sevice Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1244 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 8/07/14 (a)(b)(c)	7,190	7,190,000
South Carolina State Public Sevice Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1250 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 8/07/14 (a)(b)(c)	2,300	2,300,000

		29,138,407
Tennessee — 1.8%
Counties of Nashville & Davidson Tennessee Metropolitan Government Health & Educational Facilities Board, RB, VRDN, 7-Month Window, Ascension Health Credit Group, Series B-1, 0.12%, 2/26/15 (a)	21,575	21,575,000
Counties of Nashville & Davidson Tennessee Metropolitan Government Electric System, RB, Series A, 2.00%, 5/15/15	960	973,963

		22,548,963
Texas — 18.1%
City of Austin Texas Water & Wastewater System, Refunding RB, 5.00%, 11/15/14	400	405,651
City of Garland Texas, GO, TECP:
0.09%, 9/15/14	2,160	2,160,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	7

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Garland Texas, GO, TECP (concluded):
0.13%, 9/15/14	$6,300	$6,300,000
City of San Antonio Texas, GO, 5.00%, 8/01/14	500	500,000
City of Southlake Texas, GO, 3.00%, 2/15/15	400	406,140
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.09%, 8/07/14 (a)(b)(c)	10,360	10,360,000
County of Harris Texas Metropolitan Transit Authority, Refunding RB, VRDN, FLOATS, Series 1053 (Deutsche Bank AG SBPA), 0.08%, 8/07/14 (a)(b)(c)	6,660	6,660,000
County of Harris Texas Metropolitan Transit Authority, RB, 4.00%, 11/01/14	400	403,854
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.07%, 8/07/14 (a)	8,280	8,280,000
County of Tarrant Texas, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1149 (Deutsche Bank AG Garantor, Deutsche Bank AG SBPA), 0.16%, 8/07/14 (a)(b)(c)	2,100	2,100,000
North Texas Tollway Authority, RB, Series A (AGM), 5.00%, 1/01/15 (d)	2,400	2,448,293
North Texas Tollway Authority, RB, TECP, 0.07%, 9/09/14	6,000	6,000,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.07%, 8/07/14 (a)	13,250	13,250,000
Port of Freeport Texas, RB, VRDN, BASF Corp. Project, AMT (a):
0.18%, 8/07/14	24,500	24,500,000
Multi-Mode, 0.18%, 8/07/14	20,000	20,000,000
Port of Houston Authority Texas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding, VRDN, Series A, AMT (JPMorgan Chase Bank NA SBPA), 0.11%, 8/07/14 (a)(b)(c)	25,215	25,215,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
Port of Port Arthur Texas Navigation District, RB, VRDN, AMT (a):
BASF Corp. Project, Series A, 0.18%, 8/07/14	$15,000	$15,000,000
Multi-Mode, Atofina Project, Series B, 0.09%, 8/07/14	10,000	10,000,000
Total Petrochemicals Project, 0.09%, 8/07/14	35,000	35,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank Liquidity Agreement), 0.07%, 8/07/14 (a)(b)(c)	3,000	3,000,000
State of Texas, TRAN, 2.00%, 8/28/14	19,820	19,848,107
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC), 0.08%, 8/07/14 (a)	3,200	3,200,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Agreement), 0.11%, 8/07/14 (a)(b)(c)	6,015	6,015,000
Texas Public Finance Authority, RB, Series B, 5.00%, 7/01/15 (d)	900	939,864
The University of Texas System, Refunding RB, Series A, 2.00%, 8/15/14	400	400,291

		222,392,200
Utah — 1.2%
County of Weber Utah Health Services, RB, Series B, VRDN (US Bank NA SBPA), 0.05%, 8/07/14 (a)	14,200	14,200,000
Virginia — 4.3%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.11%, 8/07/14 (a)	673	673,000
City of Alexandria Virginia IDA, Refunding RB, VRDN, Goodwin House (Wells Fargo Bank NA SBPA), 0.05%, 8/01/14 (a)	700	700,000
City of Lexington Virginia IDA, RB, VRDN, Washington & Lee University, 0.05%, 8/07/14 (a)	450	450,000

8	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (continued)
City of Newport News Virginia, GO, Refunding, Series B, 5.25%, 7/01/15	$310	$324,475
City of Suffolk Virginia, GO, Refunding, 3.00%, 2/01/15 (e)	470	476,068
City of Virginia Beach Virginia, GO, Series A, 5.00%, 5/01/15	1,250	1,295,202
City of Winchester Virginia IDA, Refunding RB, VRDN, Westminister-Cantenbury, Series B (Branch Banking & Trust LOC), 0.05%, 8/07/14 (a)	300	300,000
County of Arlington Virginia IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac Liquidity Agreement), 0.06%, 8/07/14 (a)	750	750,000
County of Fairfax Virginia, GO, Refunding, Series A, 5.00%, 4/01/15	600	619,420
County of Fairfax Virginia EDA, RB, VRDN, Capital Hospice Project (Branch Banking & Trust LOC), 0.05%, 8/07/14 (a)	200	200,000
County of Fairfax Virginia IDA, RB, VRDN, Inova Health System Projects, Series A-1 (TD Bank NA SBPA), 0.05%, 8/07/14 (a)	29,185	29,185,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.14%, 2/26/15 (a)	7,370	7,370,000
County of Loudoun Virginia IDA, RB, VRDN, Howard Hughes Medical Institute Issue, Series F, 0.04%, 8/07/14 (a)	300	300,000
County of Sussex Virginia IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.09%, 8/07/14 (a)	1,120	1,120,000
Peninsula Ports Authority, Refunding RB, VRDN, Dominon Term Project, Series D (U.S. Bank NA SBPA), 0.06%, 8/01/14 (a)	550	550,000
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.06%, 8/07/14 (a)(b)(c)	950	950,000
Municipal Bonds	Par (000)	Value
Virginia (concluded)
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.17%, 9/24/14 (a)(b)(c)	$3,470	$3,470,000
Virginia Beach Development Authority, RB, Series A, 2.00%, 5/01/15	380	385,141
Virginia College Building Authority, RB, 21st Century College:
& Equipment Programs, Series A, 5.00%, 2/01/15	760	778,293
VRDN, Series B (Wells Fargo Bank NA SBPA), 0.05%, 8/01/14 (a)	1,370	1,370,000
Virginia College Building Authority, Refunding RB:
2.25%, 2/01/15	490	495,141
4.00%, 2/01/15	960	978,667

		52,740,407
Washington — 1.7%
City of Seattle Washington Municipal Light & Power, Refunding RB, VRDN, FLOATS, Series 2011-18, Class C (Wells Fargo Bank NA SBPA), 0.12%, 8/07/14 (a)(b)(c)	9,730	9,730,000
State of Washington District Project, RB, VRDN, FLOATS, Series 14W (Barclays Bank PLC SBPA), 0.08%, 8/07/14 (a)(b)(c)	11,320	11,320,000

		21,050,000
Wisconsin — 0.9%
City of Kenosha Wisconsin, GO, Refunding, 2.00%, 4/01/15	2,100	2,125,683
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Ascension Health Alliance, Series B-5, 0.12%, 2/26/15 (a)	6,465	6,465,000
Wisconsin Health & Educational Facilities Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1334 (Deutsche Bank AG Guarantor, Deutsche Bank AG LIquidity Agreement), 0.11%, 8/07/14 (a)(b)(c)	2,370	2,370,000

		10,960,683

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	9

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wyoming — 1.1%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.16%, 8/07/14 (a)	$4,600	$4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, Cheyenne Power Co. Project, AMT (Wells Fargo Bank NA LOC) (a): Series A, 0.11%, 8/07/14	5,000	5,000,000
Municipal Bonds	Par (000)	Value
Wyoming (Concluded)
County of Laramie Wyoming, Refunding RB, VRDN, Cheyenne Power Co. Project, AMT (Wells Fargo Bank NA LOC) (a) (concluded): Series B, 0.11%, 8/07/14	$3,500	$3,500,000

		13,100,000
Total Investments (Cost — $1,197,513,948*) — 97.7%		1,197,513,948
Other Assets Less Liabilities — 2.3%		28,178,890

Net Assets — 100.0%		$1,225,692,838

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$476,068	—
Robert W. Baird & Co.	$966,864	—

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAN	Bond Anticipation Notes
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
EDC	Economic Development Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts

10	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio

Portfolio Abbreviations (concluded)

LOC	Letter of Credit
LRB	Lease Revenue Bonds
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
P-FLOATS	Puttable Floating Rate Securities
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
SPEARS	Short Puttable Exempt Adjustable Receipts
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,197,513,948	—	$1,197,513,948

[1] See above Schedule of Investments for values in each sector or political subdivision.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	11

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for for financial reporting purposes. As of July 31, 2014, cash of $1,315,634 is categorized as Level 1.

There were no transfers between levels during the period ended July 31, 2014.

12	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit (a)	Par (000)	Value
Yankee
Australia & New Zealand Banking Group Ltd., 0.23%, 2/25/15 (b)	$71,500	$71,500,000
Bank of Montreal, Chicago:
0.20%, 9/05/14 (b)	95,000	95,000,317
0.22%, 1/08/15 (b)	40,000	40,003,714
0.21%, 1/12/15	60,000	60,000,000
Bank of Nova Scotia, Houston:
0.26%, 11/06/14 (b)	75,000	75,000,000
0.20%, 2/06/15 (b)	25,000	25,000,000
0.25%, 4/06/15	60,000	60,000,000
BNP Paribas SA, NY, 0.30%, 9/05/14 (b)	50,000	50,000,000
Canadian Imperial Bank of Commerce, NY (b):
0.21%, 8/08/14	31,000	31,000,000
0.22%, 6/17/15	50,000	50,000,000
Credit Agricole Corp., NY, 0.25%, 9/04/14	50,000	50,000,000
Credit Industriel et Commercial, NY:
0.32%, 10/14/14	18,000	18,000,000
0.32%, 11/17/14	10,000	10,000,000
0.30%, 1/02/15	30,000	30,000,000
0.30%, 1/15/15	20,000	20,000,000
Credit Suisse, NY, 0.30%, 11/14/14	26,500	26,500,000
Deutsche Bank AG, NY (b):
0.31%, 8/22/14	30,000	30,000,000
0.28%, 10/24/14	20,000	20,000,000
KBC Bank NV, 0.13%, 8/07/14	60,000	60,000,000
Mitsubishi UFJ Trust and Banking Corp.:
0.22%, 10/01/14	50,000	50,000,000
0.20%, 10/15/14	10,000	10,000,000
0.25%, 12/12/14	8,000	8,000,000
Mizuho Bank Ltd., NY, 0.22%, 9/02/14	50,000	50,000,000
National Australia Bank Ltd., NY (b):
0.24%, 8/08/14	70,000	70,000,000
0.22%, 7/24/15	29,500	29,500,000
National Bank of Canada, NY:
0.30%, 10/09/14 (b)	53,000	53,000,000
0.26%, 12/19/14	24,000	24,000,000
0.26%, 4/24/15 (b)	46,000	46,000,000
Natixis, NY, 0.26%, 11/03/14	50,000	50,000,000
Nordea Bank Finland PLC, NY, 0.24%, 2/17/15	15,000	15,000,000
Norinchukin Bank, NY, 0.10%, 8/06/14	125,000	125,000,000
Rabobank Nederland NV, NY (b):
0.26%, 8/22/14	25,000	25,000,000
Certificates of Deposit (a)	Par (000)	Value
Yankee (concluded)
Rabobank Nederland NV, NY (b) (concluded):
0.27%, 9/16/14	$72,500	$72,500,000
0.22%, 2/09/15	35,000	35,000,000
0.28%, 4/14/15	49,000	49,000,000
Royal Bank of Canada, NY (b):
0.26%, 10/31/14	31,000	31,000,000
0.26%, 12/05/14	20,000	20,000,000
0.26%, 1/13/15	29,000	29,000,000
Societe Generale, NY, 0.33%, 9/19/14 (b)	49,000	49,000,000
Sumitomo Mitsui Banking Corp., NY:
0.23%, 10/10/14 (b)	40,000	40,000,000
0.25%, 12/11/14	50,000	50,000,000
0.25%, 1/02/15	33,000	33,000,000
0.25%, 1/16/15	22,000	21,997,948
Sumitomo Mitsui Trust Bank Ltd.:
0.21%, 8/29/14	20,000	20,000,000
0.22%, 10/02/14	25,000	25,000,000
0.22%, 11/03/14	50,000	50,000,000
Toronto-Dominion Bank, NY:
0.25%, 8/12/14	40,000	40,000,000
0.25%, 11/06/14	23,000	23,000,000
0.23%, 4/15/15 (b)	38,000	38,000,000
UBS AG, Stamford, 0.23%, 10/06/14 (b)	40,000	40,000,000
Wells Fargo Bank NA (b):
0.26%, 2/17/15	35,000	35,000,000
0.24%, 7/01/15	30,000	30,000,000
Westpac Banking Corp., NY, 0.23%, 8/28/14 (b)	40,000	40,000,000
Total Certificates of Deposit — 37.1%		2,149,001,979

Commercial Paper
Alpine Securitization Corp., 0.24%, 10/20/14	50,000	50,000,000
ASB Finance Ltd., 0.22%, 2/19/15 (b)	15,000	15,000,000
Australia & New Zealand Banking Group Ltd. (b):
0.22%, 8/15/14	35,000	35,000,000
0.23%, 11/26/14	45,000	45,000,000
0.23%, 3/05/15	14,000	14,000,000
Bank of Nederlandse Gemeenten (d):
0.21%, 8/05/14	30,000	29,999,300
0.21%, 2/13/15 (e)	30,000	29,965,700
Bank of Nova Scotia, 0.22%, 8/18/14 (d)	50,000	49,994,806

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	1

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Bedford Row Funding Corp.:
0.30%, 11/20/14 (d)	$40,000	$39,963,000
0.26%, 1/09/15 (b)	50,000	50,000,000
0.26%, 4/14/15 (d)	24,000	23,955,627
BNP Paribas Finance, Inc. (d):
0.30%, 10/16/14	40,000	39,974,667
0.25%, 11/03/14	20,000	19,986,944
BPCE SA, 0.30%, 9/02/14 (d)	50,000	49,986,667
Caisse des Depots et Consignations (d):
0.20%, 12/10/14	27,500	27,479,986
0.22%, 2/13/15	25,000	24,970,056
Collateralized Commercial Paper Co. LLC (d):
0.30%, 1/15/15	50,000	49,930,417
0.29%, 2/20/15	30,000	29,950,942
Commonwealth Bank of Australia (b):
0.23%, 12/05/14	100,000	99,998,474
0.22%, 2/06/15	37,000	37,000,000
0.23%, 3/19/15 (e)	25,000	25,000,000
0.23%, 5/11/15 (e)	25,000	25,000,000
CPPIB Capital, Inc. (d):
0.30%, 2/09/15	38,400	38,338,560
0.30%, 3/26/15	25,000	24,950,625
Credit Suisse, NY, 0.26%, 10/27/14 (d)	35,000	34,978,008
DBS Bank, Ltd., 0.23%, 1/28/15 (d)	15,000	14,982,750
HSBC Bank PLC (b):
0.25%, 9/09/14 (e)	48,000	48,000,000
0.25%, 9/10/14	24,000	24,000,000
0.25%, 11/19/14	25,000	25,000,000
0.22%, 5/08/15	22,000	22,000,000
0.23%, 7/08/15 (e)	18,000	18,000,000
ING (US) Funding LLC (d):
0.23%, 8/01/14	10,000	10,000,000
0.25%, 9/02/14	25,000	24,994,444
0.23%, 11/04/14	50,000	49,969,653
0.23%, 11/10/14	16,635	16,624,266
Kells Funding LLC (b):
0.22%, 10/14/14	38,000	38,001,459
0.23%, 10/15/14 (e)	25,000	24,999,479
0.22%, 10/29/14 (e)	60,000	60,000,000
0.24%, 1/09/15 (e)	50,000	50,000,000
0.24%, 4/23/15 (e)	15,000	15,000,000
0.22%, 6/19/15	35,000	35,000,000
Macquarie Bank Ltd. (d):
0.28%, 8/19/14	5,000	4,999,300
0.30%, 12/04/14	33,000	32,965,625
0.31%, 1/09/15	10,000	9,986,136
Mizuho Funding LLC, 0.25%, 10/22/14 (d)	32,000	31,981,778
Commercial Paper	Par (000)	Value
Mont Blanc Capital Corp., 0.22%, 9/09/14 (d)	$35,000	$34,991,658
Nederlandse Waterschapsbank NV, 0.22%, 7/09/15 (b)	15,000	15,000,000
Nordea Bank AB, 0.21%, 1/13/15 (d)	17,415	17,398,238
Northern Pines Funding LLC, 0.30%, 8/29/14 (d)	35,000	34,991,833
Oversea-Chinese Banking Corp. Ltd. (d):
0.20%, 9/03/14	30,000	29,994,500
0.24%, 9/10/14	50,000	49,986,667
Rabobank Nederland NV, NY, 0.21%, 1/09/15 (d)	50,000	49,953,042
Skandinaviska Enskilda Banken AB, 0.26%, 10/21/14 (d)	20,000	19,988,525
Sumitomo Mitsui Banking Corp., 0.22%, 8/07/14 (d)	32,800	32,798,797
United Overseas Bank Ltd. (d):
0.20%, 12/01/14	60,000	59,959,333
0.23%, 1/22/15 (e)	10,000	9,988,883
Westpac Banking Corp.:
0.23%, 9/29/14 (b)	40,000	40,000,000
0.30%, 1/02/15 (d)	40,000	39,948,667
0.22%, 4/09/15 (b)(e)	52,000	52,000,000
Total Commercial Paper — 33.7%		1,953,928,812

Corporate Notes
National Australia Bank Ltd.:
3.75%, 3/02/15 (e)	20,000	20,399,966
2.00%, 3/09/15	13,715	13,849,773
Svenska Handelsbanken AB, 0.28%, 1/15/15 (b)(e)	63,400	63,400,000
Total Corporate Notes — 1.7%		97,649,739

Municipal Bonds (c)
Alaska Housing Finance Corp., Refunding RB, VRDN, State Capital Project II, Series B, 0.07%, 8/07/14	23,800	23,800,000
New York City Transitional Finance Authority, Refunding RB, VRDN, New York City Recovery, Series 3, Sub-Series 3G (Bank of New York Mellon SBPA), 0.05%, 8/07/14	24,150	24,150,000

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Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York State Dormitory Authority, Refunding RB, VRDN, City University, Consolidated 5th, Series D (TD Bank NA LOC), 0.05%, 8/07/14	$6,975	$6,975,000
New York State HFA, RB, VRDN, 1500 Lexington Avenue, Series A (Fannie Mae), 0.06%, 8/07/14	33,600	33,600,000
State of California, GO, Refunding FLOATS, VRDN, Series 2661 (Wells Fargo Bank NA Credit Agreement, Wells Fargo Bank NA SBPA), 0.09%, 8/07/14 (e)(f)	39,275	39,275,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.06%, 8/07/14	11,760	11,760,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Home Ownership, Series B (Federal Home Loan Bank of Chicago SBPA), 0.09%, 8/07/14	2,450	2,450,000
Total Municipal Bonds — 2.5%		142,010,000

Time Deposits
Barclays Bank PLC, 0.08%, 8/01/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank, 0.09%, 8/01/14	56,000	56,000,000
ING Bank NV, 0.10%, 8/04/14	73,000	73,000,000
Natixis, NY, 0.08%, 8/01/14	150,000	150,000,000
Total Time Deposits — 5.9%		339,000,000

U.S. Treasury Obligations
U.S. Treasury Bills (d):
0.13%, 11/13/14	25,000	24,990,394
0.12%, 3/05/15	50,000	49,964,000
U.S. Treasury Notes:
0.13%, 8/15/14	20,000	20,002,814
0.09%, 4/30/16 (b)	35,000	35,000,000
Total U.S. Treasury Obligations — 2.2%		129,957,208
Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.07%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $50,000,097, collateralized by various U.S. Treasury Obligations, 0.00% — 8.50%, due 7/15/15 — 4/15/28, original par and fair values of $46,309,840 and $51,000,024, respectively)	$50,000	$50,000,000
Citigroup Global Markets, Inc., 0.31%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $134,501,158, collateralized by various Corporate/Debt Obligations and various U.S. Treasury Obligations, 0.00% — 7.45%, due 5/15/15 — 11/20/57, original par and fair values of $512,111,149 and $143,236,538, respectively)	134,500	134,500,000
Citigroup Global Markets, Inc., 0.61%, 9/04/14 (Purchased on 7/31/14 to be repurchased at $114,567,905, collateralized by various Corporate/Debt Obligations and various U.S. Treasury Obligation and various U.S. Government Sponsored Agency Obligations, 0.00% — 6.02% due 5/15/15 — 11/20/57, original par and fair values of $442,833,949 and $122,176,033, respectively) (c)	114,500	114,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $316,412,595)		299,000,000
Credit Suisse Securities (USA) LLC, 0.13%, 8/01/14 (Purchased on 5/02/14 to be repurchased at $9,002,958, collateralized by various Corporate/Debt Obligations, 0.60% — 1.04%, due 6/25/16 — 7/14/21, original par and fair values of $10,190,000 and $9,634,235, respectively)	9,000	9,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 8/04/14 (Purchased on 4/30/14 to be repurchased at $14,012,320, collateralized by various U.S. Government Sponsored Agency Obligations, 5.00% due 3/20/40 — 5/20/44, original par and fair values of $130,005,000 and $15,540,005 respectively)	14,000	14,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	3

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.51%, 9/04/14 (Purchased on 7/31/14 to be repurchased at $40,019,833, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% — 6.50%, due 10/25/19 — 8/20/43, original par and fair values of $90,158,385 and $42,802,965, respectively) (c)	$40,000	$40,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $67,977,205)		63,000,000
Deutsche Bank Securities, Inc., 0.09%, 8/01/14 Purchased on 7/31/14 to be repurchased at $50,000,125, collateralized by various U.S. Treasury Obligations, 2.38% — 3.38%, due 10/31/14 — 11/15/19, original par and fair values of $48,144,080 and $51,000,017, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.39%, 8/07/14 (Purchased on 7/31/14 to be repurchased at $130,009,858, collateralized by various Corporate/Debt Obligations, 0.95% — 7.13%, due 9/27/17 — 7/01/24, original par and fair values of $130,892,420 and $141,728,043, respectively) (c)	130,000	130,000,000
Deutsche Bank Securities, Inc., 0.18%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $25,000,125, collateralized by various Corporate/Debt Obligations, 0.00% due 12/23/10 — 10/20/14, original par and fair values of $26,266,245 and $26,250,000, respectively)	25,000	25,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $218,978,060)		205,000,000
Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.15%, 8/07/14 (Purchased on 7/31/14 to be repurchased at $80,002,333, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% — 9.70%, due 12/16/25 — 8/25/44, original par and fair values of $1,877,885,538 and $87,636,086, respectively)	$80,000	$80,000,000
Total Value of Goldman Sachs & Co. (collateral value of $87,636,086)		80,000,000
J.P. Morgan Securities LLC, 0.14%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $35,000,136, collateralized by various Corporate/Debt Obligations, 0.00%, due 9/09/10 — 10/14/14, original par and fair values of $37,458,000 and $37,452,299, respectively)	35,000	35,000,000
J.P. Morgan Securities LLC, 0.53%, 8/18/14 (Purchased on 5/20/14 to be repurchased at $40,053,000, collateralized by various Corporate/Debt Obligations, 0.14% — 11.00%, due 5/15/18 — 8/25/48, original par and fair values of $66,576,000 and $42,803,159, respectively)	40,000	40,000,000
J.P. Morgan Securities LLC, 0.49%, 10/30/14 (Purchased on 7/31/14 to be repurchased at $15,018,579, collateralized by various Corporate/Debt Obligations, 0.00% — 7.25%, due 6/01/15 — 6/15/44, original par and fair values of $16,024,732 and $15,750,808, respectively) (c)	15,000	15,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $96,006,266)		90,000,000

4	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, 8/01/14 (Purchased on 7/31/14 to be repurchased at $10,000,050, collateralized by various Corporate/Debt Obligation, 0.00%, due 8/04/14 — 9/12/14, original par and fair values of $10,502,362 and $10,500,001, respectively)	$10,000	$10,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $10,500,001)		10,000,000
Mizuho Securities USA, Inc., 0.29%, 8/01/14 (Purchased on 3/4/13 to be repurchased at $75,311,146, collateralized by various U.S. Government Agency Obligations, 3.00% — 7.05%, due 8/15/32 — 7/15/43, original par and fair values of $580,389,107 and $81,993,047, respectively)	75,000	75,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $81,993,047)		75,000,000
RBC Capital Markets LLC, 0.14%, 8/01/14 (Purchased on 3/28/14 to be repurchased at $11,005,390, collateralized by various Corporate/Debt Obligations, 0.00% due 8/07/14 — 9/19/14 , original par and fair values of $11,576,607 and $11,550,000, respectively)	11,000	11,000,000
RBC Capital Markets LLC, 0.16%, 8/01/14 (Purchased on 6/12/14 to be repurchased at $31,006,889, collateralized by various Corporate/Debt Obligations, 0.00% to 6.95%, due 1/27/16 — 6/15/45, original par and fair values of $35,398,619 and $32,550,001, respectively)	31,000	31,000,000
RBC Capital Markets LLC, 0.13%, 8/01/14, (Purchased on 7/31/14 to be repurchased at $43,000,155, collateralized by various Corporate/Debt Obligations, 0.00% — 8.50%, due 1/25/16 — 6/15/45, original par and fair values of $40,945,395 and $45,150,001, respectively)	43,000	43,000,000
Total Value of RBC Capital Markets, LLC (collateral value of $89,250,002)		85,000,000
Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.30%, 8/01/14 (Purchased on 12/17/13 to be repurchased at $9,017,025, collateralized by various Corporate/Debt Obligations, 0.68% — 9.25%, due 6/15/15 — 10/01/77, original par and fair values of $7,937,397 and $9,652,157, respectively)	$9,000	$9,000,000
Total Value of SG Americas Securities LLC (collateral value of $9,652,157)		9,000,000
Wells Fargo Securities LLC, 0.23%, 8/01/14 (Purchased on 9/20/13 to be repurchased at $31,062,388, collateralized by various Corporate/Debt Obligations, 4.5% to 6.20%, due 3/01/37 — 7/01/44, original par and fair values of $28,281,197 and $32,550,000, respectively)	31,000	31,000,000
Wells Fargo Securities LLC, 0.46%, 10/15/14, (Purchased on 7/15/14 to be repurchased at $19,022,336, collateralized by various Corporate/Debt Obligations, 2.90% — 6.60%, due 2/15/18 — 10/01/37, original par and fair values of $17,488,035 and $19,950,001, respectively)	19,000	19,000,000
Wells Fargo Securities LLC, 0.48%, 9/16/14, (Purchased on 7/15/2014 to be repurchased at $15,012,600, collateralized by various Corporate/Debt Obligations, 0.00% due 8/18/14 — 1/09/15, original par and fair values of $15,770,055 and $15,750,000 respectively)	15,000	15,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $68,250,001)		65,000,000
Total Repurchase Agreements — 16.9%		981,000,000
Total Investments (Cost — $5,792,547,738*) — 100.0%		5,792,547,738
Other Assets Less Liabilities — 0.0%		1,258,693

Net Assets — 100.0%		$5,793,806,431

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	5

Schedule of Investments (continued)	Master Premier Institutional Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Portfolio Abbreviations

FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$5,792,547,738	—	$5,792,547,738

[1] See above Schedule of Investments for values in each security type.

6	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014

Schedule of Investments (concluded)	Master Premier Institutional Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash of $188,619 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2014.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2014	7

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 25, 2014